Derivative Instruments (Details) - Schedule of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Total	$ (671)	$ (3,345)
Forward contracts [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Total	(151)	(571)
Option contracts [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Total	$ (520)	$ (2,774)